Notes to the Consolidated Statements of Cash Flows - Schedule of Cash Outflow for Leases Included In the Statement of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Cash Outflow for Leases Included in the Statement of Cash Flows [Abstract]
Within operating activities	¥ 329	$ 47	¥ 238	¥ 181
Within financing activities	10,835	1,549	9,911	12,087
Total	¥ 11,164	$ 1,596	¥ 10,149	¥ 12,268